Finance Lease Receivables - Summary of Nonaccrual Finance Lease Receivables (Detail) - Financial Lease Receivable [Member]	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non Accrual Financial Lease Receivables [Line Items]
Nonaccrual finance lease receivables	¥ 567,406	$ 89,038	¥ 2,252,409
Less: allowance for nonaccrual financial lease receivables	(114,169)	(17,916)	(427,878)
Nonaccrual finance lease receivables, net	¥ 453,237	$ 71,122	¥ 1,824,531